ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%
Canada — 2.8%
Industrials — 1.5%
ATS(A)*	799,579	$22,851,019

Information Technology — 1.3%
Celestica*	66,651	18,832,974
		41,683,993

China — 6.8%
Consumer Discretionary — 1.3%
XPeng ADR, Cl A(A)*	1,049,191	18,864,454

Industrials — 4.5%
Airtac International Group	756,749	27,413,214
Estun Automation, Cl A*	1,745,400	5,923,082
Han's Laser Technology Industry Group, Cl A	1,060,900	7,366,831
Shenzhen Inovance Technology, Cl A	466,500	5,010,419
UBTech Robotics, Cl H(A)*	1,250,100	22,393,817
		68,107,363

Information Technology — 1.0%
Xiaomi, Cl B(A)*	3,366,400	15,302,406
		102,274,223

Finland — 1.3%
Industrials — 1.3%
Kalmar, Cl B	388,626	19,944,949

Germany — 9.8%
Industrials — 6.4%
Duerr	728,595	19,502,472
GEA Group	317,658	22,825,362
KION Group	192,980	13,705,901
Krones	135,636	21,912,690
Siemens	60,421	18,422,877
		96,369,302

Information Technology — 3.4%
Infineon Technologies	459,522	22,747,044
Jenoptik	890,266	28,235,851
		50,982,895
		147,352,197
Japan — 20.3%
Industrials — 15.4%
Daifuku	665,700	23,898,915
Daihen	236,900	17,845,054
FANUC	677,500	27,533,045
Fuji Machine Manufacturing	977,000	24,117,827
Harmonic Drive Systems(A)	968,200	21,339,816
Mitsubishi Electric	629,500	19,710,132
Nabtesco	741,000	20,083,761
Shibaura Machine(A)	504,400	13,896,668
SMC	54,000	21,056,009
Description	Shares	Fair Value
Japan — continued
Industrials — continued
THK	690,400	$20,569,677
Yaskawa Electric(A)	691,300	22,026,057
		232,076,961

Information Technology — 4.9%
Keyence	54,200	19,830,468
Omron(A)	718,100	18,234,135
Optex Group	879,800	13,648,136
Yokogawa Electric	682,100	22,674,762
		74,387,501
		306,464,462

Norway — 1.4%
Industrials — 1.4%
AutoStore Holdings*	18,041,829	21,126,065

South Korea — 2.1%
Information Technology — 2.1%
Koh Young Technology	1,334,412	31,195,612

Sweden — 2.3%
Health Care — 1.0%
Elekta, Cl B(A)	2,487,212	16,071,454

Information Technology — 1.3%
Hexagon, Cl B	1,690,409	19,210,386
		35,281,840

Switzerland — 3.0%
Industrials — 3.0%
ABB	271,600	23,511,273
Kardex Holding	62,131	21,865,465
		45,376,738

Taiwan — 6.0%
Industrials — 1.8%
Hiwin Technologies	3,386,587	26,903,297

Information Technology — 4.2%
Advantech	2,031,875	19,337,355
Delta Electronics	550,085	21,325,189
Hon Hai Precision Industry	3,243,182	22,723,916
		63,386,460
		90,289,757

United Kingdom — 1.2%
Information Technology — 1.2%
Raspberry PI Holdings PLC(A)*	1,964,267	7,229,240
Renishaw PLC	209,415	10,920,053
		18,149,293

United States — 42.6%
Consumer Discretionary — 3.0%
Aptiv PLC*	193,273	14,640,430

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value
United States — continued
Consumer Discretionary — continued
Serve Robotics(A)*	1,389,849	$14,496,125
Tesla*	35,256	15,174,535
		44,311,090

Health Care — 4.4%
Globus Medical, Cl A*	210,389	19,078,075
Illumina*	164,686	23,848,180
Intuitive Surgical*	45,006	22,692,925
		65,619,180

Industrials — 13.6%
Deere	40,298	21,277,344
Emerson Electric	156,457	22,992,921
GXO Logistics*	278,532	15,762,126
JBT Marel(A)	145,073	22,821,434
Joby Aviation(A)*	1,290,174	13,637,139
Nordson	87,269	23,957,958
Rockwell Automation	61,133	25,776,729
Schneider Electric	71,226	20,531,133
Stratasys(A)*	1,815,354	19,424,288
Symbotic, Cl A(A)*	364,494	19,817,539
		205,998,611

Information Technology — 21.6%
Ambarella*	291,864	18,690,971
Autodesk*	61,629	15,584,125
Cadence Design Systems*	54,438	16,133,246
Cognex	448,381	17,370,280
Coherent*	96,840	20,547,511
IPG Photonics*	287,715	26,587,743
Manhattan Associates*	108,105	16,324,936
Microchip Technology	245,996	18,676,016
Novanta*	214,469	28,854,659
NVIDIA	102,961	19,678,936
Ondas(A)*	2,227,856	23,080,588
PTC*	106,696	16,658,446
Qualcomm	100,738	15,270,873
Samsara, Cl A*	452,560	12,694,308
Teradyne	116,717	28,134,633
Trimble Navigation*	217,075	14,674,270
Zebra Technologies, Cl A*	72,375	17,006,678
		325,968,219
		641,897,100

Total Common Stock
(Cost $1,168,537,443)		1,501,036,229

SHORT-TERM INVESTMENTS — 5.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(B)(C)	65,641,538	65,641,538
Description	Shares	Fair Value
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(B)	9,911,776	$9,911,776

Total Short-Term Investments
(Cost $75,553,314)		75,553,314

Total Investments - 104.6%
(Cost $1,244,090,757)		$1,576,589,543

Percentages are based on Net Assets of $1,507,769,009.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 was $107,906,558.
(B)	The rate shown is the 7-day effective yield as of January 31, 2026.
(C)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $65,641,538. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $51,323,703.

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2500